OMB APPROVAL
OMB Number: 3235-0578 Expires: February 28, 2022 Estimated average burden hours per response: 10.5

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21260

CM Advisors Family of Funds
(Exact name of registrant as specified in charter)

805 Las Cimas Parkway, Suite 430 Austin, Texas	78746
(Address of principal executive offices)	(Zip code)

Linda J. Hoard, Esq.

Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, Ohio 45246
(Name and address of agent for service)

Registrant's telephone number, including area code:	(512) 329-0050

Date of fiscal year end:	February 28

Date of reporting period:	May 31, 2019

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Schedule of Investments.

CM Advisors Small Cap Value Fund

Schedule of Investments

May 31, 2019 (Unaudited)

COMMON STOCKS - 88.6%	Shares	Value
Communication Services - 0.1%
Interactive Media & Services - 0.1%
Alphabet, Inc. - Class A *	82	$90,733

Consumer Discretionary - 0.2%
Multiline Retail - 0.2%
Dollar Tree, Inc. *	1,251	127,089

Energy - 30.5%
Energy Equipment & Services - 27.4%
Dawson Geophysical Company *	263,566	590,388
DMC Global, Inc.	150,557	10,183,675
Ensco Rowan plc - Class A	184,429	1,543,671
Era Group, Inc. *	309,888	2,277,677
Patterson-UTI Energy, Inc.	195,260	2,075,614
PHI, Inc. *	369,263	129,242
Pioneer Energy Services Corporation *	1,617,811	509,610
Profire Energy, Inc. *	88,388	132,582
Transocean Ltd. *	303,270	1,880,274
Unit Corporation *	64,595	621,404
		19,944,137
Oil, Gas & Consumable Fuels - 3.1%
Ardmore Shipping Corporation *	147,775	1,040,336
Centennial Resource Development, Inc. - Class A *	150,645	1,190,096
		2,230,432
Financials - 0.6%
Consumer Finance - 0.2%
Synchrony Financial	3,950	132,839

Diversified Financial Services - 0.3%
Berkshire Hathaway, Inc. - Class B *	1,050	207,291

Insurance - 0.1%
Markel Corporation *	123	130,241

Industrials - 36.0%
Aerospace & Defense - 2.9%
Triumph Group, Inc.	109,266	2,118,668

Construction & Engineering - 4.5%
Granite Construction, Inc.	81,670	3,282,317

Electrical Equipment - 7.1%
Allied Motion Technologies, Inc.	14,735	478,446
Atkore International Group, Inc. *	201,075	4,703,144
		5,181,590
Machinery - 18.8%
Altra Industrial Motion Corporation	104,532	3,279,169
Colfax Corporation *	96,106	2,412,261
Columbus McKinnon Corporation	51,531	1,868,514

CM Advisors Small Cap Value Fund

Schedule of Investments (Continued)

COMMON STOCKS - 88.6% (Continued)	Shares	Value
Industrials - 36.0% (Continued)
Machinery - 18.8% (Continued)
Douglas Dynamics, Inc.	4,055	$150,441
Lydall, Inc. *	36,720	663,898
Manitowoc Company, Inc. (The) *	163,273	2,228,676
Sun Hydraulics Corporation	18,190	759,432
TriMas Corporation *	79,830	2,287,129
		13,649,520
Trading Companies & Distributors - 2.7%
BMC Stock Holdings, Inc. *	99,660	1,996,190

Information Technology - 10.0%
Electronic Equipment, Instruments & Components - 4.8%
FLIR Systems, Inc.	8,000	386,640
Methode Electronics, Inc.	124,960	3,077,765
		3,464,405
IT Services - 0.3%
Alliance Data Systems Corporation	1,630	224,125

Technology Hardware, Storage & Peripherals - 4.9%
AstroNova, Inc.	139,670	3,576,948

Materials - 8.7%
Metals & Mining - 8.7%
Allegheny Technologies, Inc. *	129,380	2,770,026
Carpenter Technology Corporation	40,915	1,659,512
Comstock Mining, Inc. *	1,420,832	264,275
Synalloy Corporation	86,947	1,613,736
		6,307,549
Real Estate - 2.5%
Real Estate Management & Development - 2.5%
InterGroup Corporation (The) *	59,583	1,817,281

Total Common Stocks (Cost $78,657,227)		$64,481,355

EXCHANGE-TRADED FUNDS - 4.0%	Shares	Value
SPDR S&P Oil & Gas Exploration & Production ETF	51,370	$1,315,585
SPDR S&P Regional Banking ETF	31,340	1,573,895
Total Exchange-Traded Funds (Cost $3,449,939)		$2,889,480

WARRANTS - 0.0%	Shares	Value
Key Energy Services, Inc., expires 12/15/20 * (a)	11,776	$0
Key Energy Services, Inc., expires 12/15/21 * (a)	11,776	0
Total Warrants (Cost $0)		$0

CM Advisors Small Cap Value Fund

Schedule of Investments (Continued)

MONEY MARKET FUNDS - 8.5%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 2.22% (b) (Cost $6,210,529)	6,210,529	$6,210,529

Total Investments at Value - 101.1% (Cost $88,317,695)		$73,581,364

Liabilities in Excess of Other Assets - (1.1%)		(798,402)

Net Assets - 100.0%		$72,782,962

ETF - Exchange-Traded Fund.

*	Non-income producing security.
(a)	Security value has been determined in good faith pursuant to procedures adopted by the Board of Trustees. The total value of such securities is $0 as of May 31, 2019, representing 0.0% of net assets.
(b)	The rate shown is the 7-day effective yield as of May 31, 2019.

See accompanying notes to Schedules of Investments.

CM Advisors Fixed Income Fund

Schedule of Investments

May 31, 2019 (Unaudited)

CORPORATE BONDS - 53.7%	Par Value	Value
Communication Services - 6.1%
Diversified Telecommunication Services - 2.9%
CenturyLink, Inc., 5.80%, due 03/15/22	$1,800,000	$1,826,460

Media - 3.2%
Discovery Communications, Inc.,
5.05%, due 06/01/20	1,050,000	1,074,341
4.375%, due 06/15/21	600,000	619,784
Tele-Communications, Inc., 10.125%, due 04/15/22	300,000	356,213
		2,050,338
Consumer Discretionary - 1.4%
Automobiles - 0.6%
Toyota Motor Credit Corporation, 1.55%, due 10/18/19	380,000	378,660

Household Durables - 0.8%
MDC Holdings, Inc., 5.625%, due 02/01/20	500,000	503,750

Consumer Staples - 4.8%
Beverages - 1.1%
Coca-Cola European Partners plc, 3.25%, due 08/19/21	665,000	668,586

Food & Staples Retailing - 1.6%
Walgreens Boots Alliance, Inc., 2.70%, due 11/18/19	1,000,000	999,289

Food Products - 2.1%
General Mills, Inc., 3.15%, due 12/15/21	1,340,000	1,355,591

Energy - 13.8%
Energy Equipment & Services - 10.4%
Diamond Offshore Drilling, Inc., 3.45%, due 11/01/23	1,490,000	1,218,075
Ensco plc, 8.00%, due 01/31/24	550,000	451,000
Nabors Industries, Inc., 5.10%, due 09/15/23	1,000,000	840,000
PHI, Inc., 5.25%, due 03/15/19	3,775,000	2,029,062
Rowan Companies, Inc., 7.875%, due 08/01/19	1,735,000	1,739,338
Transocean, Inc., 5.80%, due 10/15/22	340,000	327,250
		6,604,725
Oil, Gas & Consumable Fuels - 3.4%
Kinder Morgan Energy Partners, L.P., 6.50%, due 04/01/20	500,000	514,990
Murphy Oil Corporation, 4.45%, due 12/01/22	1,685,000	1,657,475
		2,172,465
Financials - 7.9%
Commercial Banks - 4.2%
Wells Fargo & Company,
2.55%, due 12/07/20	2,007,000	2,007,752
4.125%, due 08/15/23	650,000	678,906
		2,686,658
Diversified Financial Services - 0.5%
Berkshire Hathaway, Inc., 2.10%, due 08/14/19	310,000	309,730

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

CORPORATE BONDS - 53.7% (Continued)	Par Value	Value
Financials - 7.9% (Continued)
Insurance - 1.1%
Enstar Group Ltd., 4.50%, due 03/10/22	$675,000	$690,207

Investment Banking & Brokerage Services - 2.1%
Goldman Sachs Group, Inc., 3.00%, due 04/26/22	1,350,000	1,354,654

Health Care - 2.7%
Health Care Equipment & Supplies - 2.7%
Becton Dickinson & Company, 3.25%, due 11/12/20	1,673,000	1,684,439

Industrials - 2.6%
Auto Parts & Equipment - 0.8%
Johnson Controls, Inc., 5.00%, due 03/30/20	500,000	508,798

Electrical Equipment - 1.8%
Eaton Corporation, 8.10%, due 08/15/22	1,000,000	1,157,966

Information Technology - 9.4%
Electronic Equipment, Instruments & Components - 1.9%
Corning, Inc., 7.25%, due 08/15/36	500,000	599,444
FLIR Systems, Inc., 3.125%, due 06/15/21	625,000	627,008
		1,226,452
Software - 5.3%
CA, Inc., 5.375%, due 12/01/19	1,315,000	1,330,620
Microsoft Corporation, 1.55%, due 08/08/21	1,400,000	1,379,550
Symantec Corporation, 4.20%, due 09/15/20	665,000	668,943
		3,379,113
Technology Hardware, Storage & Peripherals - 2.2%
EMC Corporation, 2.65%, due 06/01/20	1,390,000	1,374,851

Materials - 3.9%
Chemicals - 1.1%
Mosaic Company (The), 3.25%, due 11/15/22	685,000	692,243

Metals & Mining - 2.8%
Allegheny Ludlum, LLC, 6.95%, due 12/15/25	142,000	146,970
Allegheny Technologies, Inc., 5.95%, due 01/15/21	1,635,900	1,623,140
		1,770,110
Utilities - 1.1%
Electric Utilities - 1.1%
Southern Company, 2.35%, due 07/01/21	690,000	685,745

Total Corporate Bonds (Cost $35,744,067)		$34,080,830

CM Advisors Fixed Income Fund

Schedule of Investments (Continued)

U.S. TREASURY OBLIGATIONS - 39.8%	Par Value	Value
U.S. Treasury Inflation-Protected Notes - 0.8%
2.375%, due 01/15/25	$471,916	$525,263

U.S. Treasury Notes - 39.0%
1.250%, due 08/31/19	1,000,000	997,070
2.000%, due 07/31/20	6,000,000	5,986,406
2.375%, due 12/31/20	6,250,000	6,281,983
1.375%, due 04/30/21	4,000,000	3,955,156
2.750%, due 11/15/23	6,250,000	6,464,111
2.875%, due 05/15/28	1,000,000	1,061,133
		24,745,859

Total U.S. Treasury Obligations (Cost $24,842,389)		$25,271,122

MONEY MARKET FUNDS - 5.5%	Shares	Value
Wells Fargo Advantage Treasury Plus Money Market Fund - Institutional Class, 2.22% (a) (Cost $3,520,375)	3,520,375	$3,520,375

Total Investments at Value - 99.0% (Cost $64,106,831)		$62,872,327

Other Assets in Excess of Liabilities - 1.0%		649,844

Net Assets - 100.0%		$63,522,171

(a)	The rate shown is the 7-day effective yield as of May 31, 2019.

See accompanying notes to Schedules of Investments.

CM Advisors Family of Funds

Notes to Schedules of Investments

May 31, 2019 (Unaudited)

1.	Securities Valuation

The portfolio securities of CM Advisors Small Cap Value Fund and CM Advisors Fixed Income Fund (collectively, the “Funds,” and individually, a “Fund”) are generally valued at their market values determined on the basis of available market quotations as of the close of regular trading on the New York Stock Exchange (typically 4:00 p.m. Eastern time). Securities, including common stocks and exchange-traded funds (“ETFs”), listed on an exchange or quoted on a national market system are valued at the last sales price. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. To the extent that the Funds are invested in other open-end investment companies, except ETFs, that are registered under the Investment Act of 1940, as amended, the Funds’ net asset values (“NAVs”) are calculated based on the NAVs reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy (see below). Fixed income securities are typically valued based on prices provided by an independent pricing service. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to the Funds’ NAV calculations) or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Board of Trustees and will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures.

Accounting principles generally accepted in the United States of America (“GAAP”) establish a single authoritative definition of fair value, set out a framework for measuring fair value and require additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs
•	Level 3 – significant unobservable inputs

Warrants held by CM Advisors Small Cap Value Fund are classified as Level 2 because they trade infrequently or are not actively traded on an exchange. Corporate bonds and U.S. Treasury obligations held by CM Advisors Fixed Income Fund are classified as Level 2 since values are based on prices provided by an independent pricing service that utilizes various “other significant observable inputs” including bid and ask quotations, prices of similar securities and interest rates, among other factors.

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure the fair value of a particular security may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement of that security falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

The following is a summary of the inputs used to value the Funds’ investments by security type as of May 31, 2019:

CM Advisors Small Cap Value Fund:	Level 1	Level 2		Level 3	Total

Common Stocks	$64,481,355	$-		$-	$64,481,355
Exchange-Traded Funds	2,889,480	-		-	2,889,480
Warrants	-	0	*	-	0
Money Market Funds	6,210,529	-		-	6,210,529
Total	$73,581,364	$0		$-	$73,581,364

CM Advisors Fixed Income Fund:	Level 1	Level 2	Level 3	Total

Corporate Bonds	$-	$34,080,830	$-	$34,080,830
U.S. Treasury Obligations	-	25,271,122	-	25,271,122
Money Market Funds	3,520,375	-	-	3,520,375
Total	$3,520,375	$59,351,952	$-	$62,872,327

*	CM Advisors Small Cap Value Fund holds Warrants that have been fair valued at $0.

Refer to each Fund's Schedule of Investments for a listing of the securities by security type and sector or industry type. The Funds did not hold any derivative instruments or assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of or during the period ended May 31, 2019.

2.	Investment Transactions

Investment transactions are accounted for on trade date. Realized gains and losses on investments sold are determined on a specific identification basis.

3.	Federal Income Tax

The following information is computed on a tax basis as of May 31, 2019:

	CM Advisors	CM Advisors
	Small Cap	Fixed Income
	Value Fund	Fund
Cost of portfolio investments	$88,344,145	$64,106,831

Gross unrealized appreciation	$14,700,872	$965,874
Gross unrealized depreciation	(29,463,653)	(2,200,378)

Net unrealized depreciation	$(14,762,781)	$(1,234,504)

The difference between the federal income tax cost of portfolio investments and the Schedule of Investments cost for CM Advisors Small Cap Value Fund is due to certain timing differences in the recognition of capital gains or losses under income tax regulations and GAAP. These “book/tax” differences are temporary in nature and are due to the tax deferral of losses on wash sales.

CM Advisors Family of Funds

Notes to Schedules of Investments (Continued)

4.	Sector Risk

If a Fund has significant investments in the securities of issuers in industries within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss of an investment in the Fund and increase the volatility of the Fund’s NAV per share. From time to time, a particular set of circumstances may affect this sector or certain companies within the sector, while having little or no impact on other sectors or other companies within the sector. For instance, economic or market factors, regulation or deregulation, and technological or other developments may negatively impact all companies in a particular sector or certain companies within a particular sector and therefore the value of a Fund’s portfolio will be adversely affected. As of May 31, 2019, CM Advisors Small Cap Value Fund had 32.3% and 36.0% of the value of its net assets invested in common stocks and ETFs within the Energy and Industrials sectors, respectively.

Item 2.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CM Advisors Family of Funds

By (Signature and Title)*		/s/ Arnold Van Den Berg

Arnold Van Den Berg, Chairman and President

Date	July 10, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Arnold Van Den Berg

Arnold Van Den Berg, Chairman and President

Date	July 10, 2019

By (Signature and Title)*		/s/ James D. Brilliant

James D. Brilliant, Treasurer

Date	July 10, 2019

*	Print the name and title of each signing officer under his or her signature.